Income Tax (Tables)	12 Months Ended
Nov. 30, 2024
Income Tax [Abstract]
Schedule of Taxation Statement of Income	The components of the income tax provision are as follow:
	For the Year Ended November 30,
	2022	2023	2024
	HK$	HK$	HK$	US$
Current tax	512,429	886,191	127,968	16,447
Deferred tax	—	(355,566)	(804,021)	(103,338)
Total income tax expense (benefits)	512,429	530,625	(676,053)	(86,891)

Schedule of Statutory Rates to the Group's Effective Tax Rate	The following table reconciles Hong Kong statutory rates to the Group’s effective tax rate:
	For the years ended November 30,
	2022		2023		2024
	Amounts	%	Amounts	%	Amounts		%
	HK$		HK$		HK$	US$
Current tax – Hong Kong profits tax Provision for the year	3,991,440		4,599,604		(1,101,052)	(141,514)
Income tax expense at the statutory rate	(658,589)	16.5	(758,935)	16.5	181,674	23,350	16.5
Effect of preferential tax rate	165,007	(4.1)	164,853	(3.6)	165,000	21,207	15.0
Effect of expenses not deductible for tax	(67,937)	1.7	(28,302)	0.6	(1,060)	(136)	(0.1)
Effect of Permanent difference*	49,090	(1.3)	91,759	(2.0)	330,439	42,470	30.0
Income tax expense (benefits)	(512,429)	12.8	(530,625)	11.5	676,053	86,891	61.4

*	Mainly represents non-taxable income due to governmental grants and other non-taxable interest.

Schedule of Deferred Tax Assets

The deferred tax assets which are principally comprised of provision of credit losses. The movement of recognized deferred tax assets were as follows:

	As of November 30,
	2023	2024	2024
Deferred tax assets:	HK$	HK$	US$
Balance, beginning of the year	—	355,566	45,700
Addition	355,566	804,021	103,338
Balance, end of the year	355,566	1,159,587	149,038